Significant Related Party Transactions	12 Months Ended
Dec. 31, 2023
Significant Related Party Transactions [Abstract]
SIGNIFICANT RELATED PARTY TRANSACTIONS
30	SIGNIFICANT RELATED PARTY TRANSACTIONS

Related companies in these financial statements refer to members of the ultimate holding company’s group of companies.

Some of the Group’s transactions and arrangements are between members of the Group and the effect of these on the basis determined between the parties is reflected in these financial statements. The intercompany balances are unsecured, interest-free and repayable on demand, unless otherwise stated.

	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	USD
Balance with related parties (common shareholders)

Trade receivables

Hoo Voon Him	-	-	988,191	215,325
Reveillon Group Sdn Bhd	-	-	1,488,584	324,360
XVI Troika Sdn Bhd	-	-	1,480,867	322,678
V Invesco Sdn Bhd	-	1,305,724	1,361,127	296,587

Non-trade receivables

V Invesco Sdn Bhd	393,810	-	-	-
VC Acquisition Limited	4,220	-	-	-
VC Acquisition II Limited	4,220	-	-	-
V Capital Kronos Limited	5,580	-	-	-
Imej Jiwa SB	18,613	-	-	-
V Capital Sdn Bhd	-	-	-	-
Elmu E Sdn Bhd	-	3,000	-	-
Biosecure Integrators Sdn Bhd	-	4,000	-	-
V Invesco Limited	1,234	-	-	-
Total amount due from related parties	427,677	1,312,724	5,318,769	1,158,950

Trade payables

V Capital Sdn Bhd	2,000,000	-	-	-

Non-trade payables

Hoo Voon Him	2,129,088	966,797	204,469	44,554
Noraini Binti Aripin	-	472,000	930,890	202,839
V Consortium Sdn Bhd	-	100,000	-	-
V Invesco Sdn Bhd	-	202,574	-	-
V Capital Sdn Bhd	5,834,990	1,845,275	165,000	35,953

Amount due to related parties	9,964,078	3,586,646	1,300,359	283,346

Amount due to related parties are not expected to be repaid within the next 12 months.

Transactions with related parties

The following represents the significant related party transactions for the years ended December 31, 2021, 2022 and 2023.

				December 31, 2021	December 31, 2022	December 31, 2023
	Relationship	Nature	Description	RM	RM	RM	USD
V Capital Sdn Bhd	Common shareholder	Trade nature	Purchase of technology consultancy services	2,000,000	-	-	-
V Capital Sdn Bhd	Common shareholder	Trade nature	Purchase of services	2,227,465	-	2,800,000	610,115
V Capital Sdn Bhd	Common shareholder	Non-trade nature	Advances paid by V Capital Sdn Bhd	(5,834,990)	(1,845,275)	(165,000)	(35,953)
V Invesco Sdn Bhd	Common shareholder	Non-trade nature	Advances paid to V Invesco Sdn Bhd	393,810	(202,574)	-	-
V Invesco Sdn Bhd	Common shareholder	Trade nature	Sale of services	-	1,304,478	-	-
Hoo Voon Him	Director	Non-trade nature	Advance receipt from Director	(1,428,088)	(966,797)	(204,469)	(44,554)
Hoo Voon Him	Director	Trade nature	Sales of business consultancy fee	-	-	(983,597)	(214,324)
Noraini Binti Aripin	Director	Non-trade nature	Advance receipt from Director	-	-	(930,890)	(202,839)
Treasure Global Inc	Common Director	Trade nature	Sale of business consultancy fee	9,603,213	-	-	-
Treasure Global Inc	Common Director	Non-trade nature	Investment in shares	34,221,879	-	369,967	80,615
Treasure Global Inc	Common Director	Non-trade nature	Dispose in shares	-	-	(369,931)	(80,607)
Reveillon Group Sdn Bhd	Common shareholder	Trade nature	Sales of financing services	-	-	(39,205)	(8,543)
Reveillon Group Sdn Bhd	Common shareholder	Trade nature	Sales of services	-	-	(149,304)	(32,533)
XVI Troika Sdn Bhd	Common shareholder	Trade nature	Sales of financing services	-	-	(44,337)	(9,661)